Leases	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Leases
35. Leases
The Group’s lease portfolio consists of approximately 700 property leases, mainly offices and test centres, together with a number of vehicle and equipment leases. The Group has elected not to recognise right-of-use
assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low-value
assets. The Group recognises the lease payments associated with these leases as an expense on a straight-line basis over the lease term.
As a lessee:
The amounts recognised in the income statement are as follows:

All figures in £ millions	Note	2024	2023	2022

Interest on lease liabilities		(22)	(23)	(25)

Expenses relating to short-term leases		–	–	–

Depreciation of right-of-use assets	10	(35)	(39)	(45)

Impairment of right-of-use assets	10	–	(2)	(34)
Lease liabilities are included within financial liabilities – borrowings in the balance sheet, see note 18. The maturities of the Group’s lease liabilities are as follows:

All figures in £ millions	2024	2023

Less than one year	85	84

One to five years	270	286

More than five years	276	301

Total undiscounted lease liabilities	631	671

Lease liabilities included in the balance sheet	517	547

Analysed as:

Current	65	64

Non-current	452	483
The amounts recognised in the cash flow statement are as follows:

All figures in £ millions	2024	2023	2022

Total cash outflow for leases as a lessee	100	107	118
At 31 December 2024, commitments for capital leases contracted for but not yet incurred were £14m (2023: £8m). Extension and termination options and variable lease payments are not significant within the lease portfolio. Short-term leases to which the Group is committed at the balance sheet date are similar to the portfolio of short-term leases to which the short-term lease expense is disclosed above.
As a lessor:
In the event that the Group has excess capacity in its leased offices and warehouses, the Group subleases some of its properties under operating and finance leases.
The amounts recognised in the income statement are as follows:

All figures in £ millions	2024	2023	2022

Interest on lease receivables	4	4	5

Income from subleasing right-of-use assets (within other income)	9	6	4
The amounts recognised in the cash flow statement are as follows:

All figures in £ millions	2024	2023	2022

Total cash inflow for leases as a lessor	22	19	23

The following table sets out the maturity analysis of lease payments receivable for subleases classified as operating leases, showing the undiscounted lease payments to be received after the reporting date, and subleases classified as finance leases showing the undiscounted lease payments to be received after the reporting date and the net investment in the finance lease receivable. During the year, the investment in finance lease receivable decreased by £17m (2023: decreased £21m), primarily due to payments received.

All figures in £ millions	Operating leases	Finance leases	2024 Total	2023 Total	2022 Total

Less than one year	9	22	31	31	24

One to two years	10	23	33	33	28

Two to three years	10	23	33	34	28

Three to four years	10	16	26	34	28

Four to five years	10	4	14	27	29

More than five years	34	2	36	54	44

Total undiscounted lease payments receivable	83	90	173	213	181

Unearned finance income		(7)

Net investment in finance lease receivable		83